UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           VALENZUELA CAPITAL PARTNERS, LLC
Address:        1270 Avenue of the Americas, Suite 2350
		New York, NY 10020


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Fred T. Perlstadt
Title:  Chief Administrative Officer
Phone:  (212) 332-8590

Signature, Place, and Date of Signing:

             Fred T. Perlstadt      New York, NY        8/1/2005


Report Type (Check only one.):

[ X]    13F HOLDINGS REPORT.

[  ]    13F NOTICE.

[  ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           89

Form 13F Information Table Value Total: $         856,315



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          com              88579Y101    21010   290592 SH       SOLE                   290592
ABX Air Inc                    com              00080S101     4811   590306 SH       SOLE                   590306
Affiliated Managers Group Inc  com              008252108     4075    59635 SH       SOLE                    59635
Airgas Inc                     com              009363102     4456   180631 SH       SOLE                   180631
Ameren Corp                    com              023608102    20824   376570 SH       SOLE                   376570
American Financial Realty Trus com              02607P305     2657   172764 SH       SOLE                   172764
Apache Corp                    com              037411105    19858   307406 SH       SOLE                   307406
Armor Holdings INC             com              042260109     2771    69954 SH       SOLE                    69954
Bank of America Corp           com              060505104    22504   493392 SH       SOLE                   493392
Baxter International Inc       com              071813109    25985   700400 SH       SOLE                   700400
Bellsouth Corp                 com              079860102    20846   784575 SH       SOLE                   784575
Black Hills Corp               com              092113109     3551    96369 SH       SOLE                    96369
Brooks Automation Inc          com              114340102     2240   150818 SH       SOLE                   150818
Caterpillar Inc                com              149123101    29225   306634 SH       SOLE                   306634
ChevronTexaco Corp             com              166764100    29869   534133 SH       SOLE                   534133
Cimarex Energy Co              com              171798101     5012   128807 SH       SOLE                   128807
Citigroup Inc                  com              172967101    27094   586066 SH       SOLE                   586066
Coca-Cola Bottling Co          com              191098102     2451    48497 SH       SOLE                    48497
Cohen & Steers INC             com              19247A100      206    10000 SH       SOLE                    10000
Computer Sciences Corp         com              205363104      579    13249 SH       SOLE                    13249
Comstock Homebuilding Cos Cl A com              205684103     1829    75521 SH       SOLE                    75521
ConocoPhillips                 com              20825C104    31981   556284 SH       SOLE                   556284
Cree Inc                       com              225447101     1493    58607 SH       SOLE                    58607
Delphi Finl Group Inc Cl A     com              247131105     3712    84066 SH       SOLE                    84066
Dime Community Bancshares      com              253922108     4186   275424 SH       SOLE                   275424
Dow Chemical                   com              260543103    15032   337565 SH       SOLE                   337565
Duke Energy Corp               com              264399106    26335   885795 SH       SOLE                   885795
Duquesne Light Holdings Inc    com              266233105     3549   189973 SH       SOLE                   189973
El Paso Electric Co            com              283677854     3625   177271 SH       SOLE                   177271
Exxon Mobil Corp               com              30231G102    29395   511481 SH       SOLE                   511481
First Niagara Financial Group  com              33582V108     4912   336923 SH       SOLE                   336923
First Republic Bank            com              336158100     1766    50000 SH       SOLE                    50000
FirstFed Financial Corp        com              337907109     2248    37713 SH       SOLE                    37713
GFI Group INC                  com              361652209     2715    76278 SH       SOLE                    76278
Gamestop Corp                  com              36466R101     5027   153697 SH       SOLE                   153697
Gannett Co                     com              364730101    14832   208518 SH       SOLE                   208518
Gap Inc                        com              364760108     6456   326900 SH       SOLE                   326900
General Electric Co            com              369604103    16043   463013 SH       SOLE                   463013
Genesee & Wyoming Inc Cl A     com              371559105     4180   153611 SH       SOLE                   153611
Golden West Fin Corp           com              381317106    16698   259365 SH       SOLE                   259365
Goldman Sachs Group Inc        com              38141G104    21241   208202 SH       SOLE                   208202
Honeywell Inc                  com              438516106    20405   557045 SH       SOLE                   557045
Hovnanian Enterprises Inc Cl A com              442487203     1899    29127 SH       SOLE                    29127
Hudson City Bancorp            com              443683107     3251   284966 SH       SOLE                   284966
Hudson Highland Group Inc      com              443792106     2171   139283 SH       SOLE                   139283
Hughes Supply Inc              com              444482103     3497   124456 SH       SOLE                   124456
IBM                            com              459200101    16320   219940 SH       SOLE                   219940
Innovative Solutions & Support com              45769N105     4308   128316 SH       SOLE                   128316
Input Output Inc               com              457652105     2092   333140 SH       SOLE                   333140
J P Morgan Chase & Co          com              46625H100    19425   549966 SH       SOLE                   549966
Jefferies Group Inc            com              472319102     3205    84599 SH       SOLE                    84599
Kennametal Inc                 com              489170100     3621    78969 SH       SOLE                    78969
Kimberly-Clark Corp            com              494368103    18581   296872 SH       SOLE                   296872
Kindred Healthcare Inc         com              494580103     3329    84039 SH       SOLE                    84039
Lehman Brothers Holdings Inc   com              524908100    26440   266314 SH       SOLE                   266314
LifePoint Hospitals Inc        com              53219L109     6688   132313 SH       SOLE                   132313
Lincoln National Corp          com              534187109    22902   488117 SH       SOLE                   488117
Lowes Cos Inc                  com              548661107    24134   414527 SH       SOLE                   414527
MBNA Corp                      com              55262L100      611    23360 SH       SOLE                    23360
Maguire Properties Inc         com              559775101     3967   139982 SH       SOLE                   139982
McData Corp Cl A               com              580031201     2969   742338 SH       SOLE                   742338
Mediacom Communications Corp C com              58446K105     4259   619889 SH       SOLE                   619889
NetIQ Corp                     com              64115P102     2517   222131 SH       SOLE                   222131
Newell Rubbermaid Inc          com              651229106    21818   915170 SH       SOLE                   915170
Overnite Corp                  com              690322102     1777    41346 SH       SOLE                    41346
Owens & Minor Inc              com              690732102     5505   170177 SH       SOLE                   170177
P N M Resources Inc            com              69349H107     3532   122601 SH       SOLE                   122601
Payless Shoesource Inc         com              704379106     3499   182263 SH       SOLE                   182263
Pepsico Inc                    com              713448108    12735   236143 SH       SOLE                   236143
Petroquest Energy Inc          com              716748108     3478   529311 SH       SOLE                   529311
Platinum Underwriters Holdings com              G7127P100     4206   132184 SH       SOLE                   132184
Praxair Inc                    com              74005P104    23679   508125 SH       SOLE                   508125
Reebok International Ltd       com              758110100     1766    42214 SH       SOLE                    42214
Restoration Hardware Inc       com              760981100     4262   522244 SH       SOLE                   522244
Ruby Tuesday Inc               com              781182100     4443   171552 SH       SOLE                   171552
Rush Enterprises Inc Cl B      com              781846308     1514   112866 SH       SOLE                   112866
Ryland Group Inc               com              783764103     2675    35260 SH       SOLE                    35260
S T A T S Chippac Ltd ADR      com              85771T104     3093   434348 SH       SOLE                   434348
Smart and Final                com              831683107     1996   162939 SH       SOLE                   162939
Target Corp                    com              87612E106    32022   588536 SH       SOLE                   588536
U T I Worldwide Inc            com              G87210103     1861    26727 SH       SOLE                    26727
Universal Corp Va              com              913456109     4517   103166 SH       SOLE                   103166
Universal Health Rlty Income   com              91359E105     3704    97187 SH       SOLE                    97187
W S F S Financial Corp         com              929328102     4468    81665 SH       SOLE                    81665
Waddell & Reed Fin             com              930059100      462    25000 SH       SOLE                    25000
Walt Disney Company Inc        com              254687106    21813   866302 SH       SOLE                   866302
Wells Fargo & Co               com              949746101    21632   351287 SH       SOLE                   351287
Westlake Chemical Corp         com              960413102      244     9955 SH       SOLE                     9955
Woodward Governor Co           com              980745103     1745    20762 SH       SOLE                    20762